SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION (Schedule of Other Current Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Governmental authorities	$ 3,604	$ 3,727
Prepaid expenses	6,404	5,857
Deferred charges	4,090	1,600
Advance payments to suppliers	2,418	1,279
Other	2,767	2,144
Other current assets	$ 19,283	$ 14,607